Shareholder Fees - Stock Dividend Fund, Inc. [Member]	Feb. 20, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)